Notes Receivable - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2008	Dec. 31, 2012 Contract	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2005 Room	Dec. 31, 2012 National Bonds [Member]	Dec. 31, 2011 National Bonds [Member]	Dec. 31, 2010 National Bonds [Member]	Apr. 30, 2005 Bond Series One [Member]	Jun. 30, 2008 Bonds A Series [Member]	Dec. 31, 2012 Bonds A Series [Member]	Apr. 30, 2005 Bonds A Series [Member]	Jun. 30, 2008 Bonds B Series [Member]	Dec. 31, 2012 Bonds B Series [Member]	Apr. 02, 2008 Bonds B Series [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bond issued, face value									$ 65,000,000			$ 95,000,000			$ 50,000,000
Interest Rates on Bonds											8.00%			10.00%
Maturity date of notes receivable											Jul. 01, 2034			Sep. 01, 2037
Number of hotel rooms					1,500
Number of notes receivable		3
Effective interest rates on bonds										8.04%			11.42%
Present value of future debt service payments offset to property and equipment										93,800,000			38,300,000
Present value of interest offset to property and equipment	18,300,000
Interest income		12,307,000	12,460,000	13,124,000		12,200,000	12,300,000	12,800,000
Payment received relating to notes receivables		$ 15,500,000	$ 14,400,000	$ 16,300,000